Income tax (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense	$ 0	$ 0
Effective tax rate		0.00%	0.00%
Operating losses carry forward	7,982	$ 8,632	$ 7,982
Increase in valuation allowance	$ 4,381	738
Accrued interest or penalties related to uncertain tax positions		$ 0